Bank Loans and Notes Payable - Summary of Interest Expense (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	[1]	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings			$ 3,820	$ 2,219
Finance charges for employee benefits			117	99
Derivative instruments			610	1,006
Finance charges for leases			59	72
Finance operating charges			85	79
Interest Expense	$ 203		$ 4,691	$ 3,475

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3